                                                     Empirical Ventures, Inc.

                                                     2775 Fir Street, Suite 3E

                                                Vancouver BC, Canada, V6J3C2

Securities and Exchange Commission                                               July 12, 2006

Washington DC

Attention: Janice McGuirk

RE: Empirical Ventures, Inc.

Registration Statement on Form SB-2 File No. 333-120486

Ladies and Gentlemen,

We are writing in response to your comment letter dated June 21 2006

We have refiled the company’s Prosepectus on  Form SB2A Amendment #8 to include an updated consent letter from our Independent Auditor and resignation letter from our previous independent  auditor. These are marked under exhibit 23.1 and exhibit 16 respectively.

Yours truly,

/s/ Derek Ward

Derek Ward,

President, Secretary Treasurer